Condensed Consolidated Statements of Stockholder's Equity (Unaudited) (USD $)	Total	Common Stock	Capital in Excess of Par Value	Accumulated Distributions in Excess of Earnings
Balance at Dec. 31, 2011	$ 200,000	$ 200	$ 199,800	$ 0
Balance, shares at Dec. 31, 2011	20,000	20,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares		4,530,606
Issuance of common stock	45,115,123	45,306	45,069,817
Distributions to investors	(259,258)			(259,258)
Commissions on stock sales and related dealer manager fees	(3,884,749)		(3,884,749)
Other offering costs	(906,121)		(906,121)
Changes in redeemable common stock	(44,201)		(44,201)
Net loss	(2,153,741)			(2,153,741)
Balance at Jun. 30, 2012	$ 38,067,053	$ 45,506	$ 40,434,546	$ (2,412,999)
Balance, shares at Jun. 30, 2012	4,550,606	4,550,606